General information (Details)										1 Months Ended		12 Months Ended
	Mar. 27, 2024 USD ($) d $ / shares	Jan. 10, 2024	Sep. 29, 2023 shares	Jul. 18, 2023 USD ($)	Jul. 06, 2023 USD ($) d $ / shares shares	Jul. 05, 2023 shares	Mar. 27, 2023 USD ($)	Oct. 14, 2022 USD ($)	Jun. 24, 2022	Jan. 31, 2024 USD ($)	Jan. 31, 2021	Dec. 31, 2024 USD ($) patent country km application shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Feb. 15, 2023	Oct. 31, 2022	Jul. 01, 2022	Dec. 31, 2021 USD ($)	Dec. 24, 2021 USD ($)
General Information [Line Items]
Number of patents granted or issued | patent												162
Number of applications in progress | application												99
Number of countries | country												93
Percentage of NCI (%)											16.00%
Percentage of global PGM supply derived from secondary market												0.20
Equity interest (as a percent)		6.00%
Stock split, conversion ratio					94				1
Convertible loan agreement	$ 50,000,000
Stock certificate interest rate														8.90%	17.00%
Gross proceeds	$ 50,000,000
Price per share (in dollars per share) | $ / shares					$ 10
Redemptions percentage						94.47%
Residual shares (in shares) | shares						1,527,554
Restricted stock units (in shares) | shares						30,000
Increase in cash and cash equivalents												$ 29,283,942	$ 49,391,627	$ 20,535,210				$ 45,624,110
Volume-weighted average price (in dollars per share) | $ / shares	$ 8.00
Number of trading days | d	15
Number of consecutive trading days | d	30
Shares issued (in shares) | shares												79,119,572	78,269,952	58,300,082
Lock-up period			180 days
Lock-up period, sponsor shareholders			60 days
Unsecured convertible debentures	$ 50,000,000.0
Kabanga Nickel Limited
General Information [Line Items]
Number of kilometers distance | km												340
Percentage of NCI (%)												17.00%	17.00%
Percentage of Ownership (%)												83.00%	83.00%
Tembo Nickel Corporation Limited
General Information [Line Items]
Percentage of NCI (%)												30.30%	30.30%
Percentage of Ownership (%)												69.70%	69.70%
Tembo Nickel Corporation Limited | Government of Tanzania
General Information [Line Items]
Percentage of NCI (%)												16.00%
Tembo Nickel Corporation Limited | Kabanga Nickel Limited
General Information [Line Items]
Percentage of Ownership (%)												84.00%
T2 Option Agreement
General Information [Line Items]
Stock certificate interest rate																60.70%
Average net asset value																0.7
Lifezone and Glencore
General Information [Line Items]
Amount funded into entity										$ 1,500,000
Glencore
General Information [Line Items]
Percentage of NCI (%)		6.00%										6.00%
Lifezone Holdings Limited
General Information [Line Items]
Gross proceeds					$ 86,600,000
Outstanding options (in shares) | shares						18,054
KNL
General Information [Line Items]
Stock split, conversion ratio									1
Convertible loan agreement																			$ 40,000,000
Interest rate																	8.90%
Investment in equity								$ 50,000,000
Equity issuance cost														$ 2,500,000
BHP
General Information [Line Items]
Investment amount																			$ 10,000,000
PIPE Transaction
General Information [Line Items]
Gross proceeds					70,200,000
Increase in cash and cash equivalents					73,300,000
Lifezone Limited
General Information [Line Items]
Equity interest (as a percent)												100.00%
Stock split, conversion ratio									0.005
Non-cash expense					$ 76,900,000
Shares issued and outstanding (in Shares) | shares					77,693,602
Shares issued (in shares) | shares												500,000
Shares received (in shares) | shares			1,335,000
Outstanding shares percentage			1.50%
Lifezone Limited | Earnout Trigger Event 1
General Information [Line Items]
Volume-weighted average price (in dollars per share) | $ / shares					$ 14.00
Number of trading days | d					20
Number of consecutive trading days | d					30
Lifezone Limited | Earnout Trigger Event 2
General Information [Line Items]
Volume-weighted average price (in dollars per share) | $ / shares					$ 16.00
Number of trading days | d					20
Number of consecutive trading days | d					30
SPAC Transaction
General Information [Line Items]
Cash					$ 16,500,000
Sponsor Shareholders
General Information [Line Items]
Shares received (in shares) | shares			5,133,600
Warrants received (in shares) | shares			667,500
Simulus Acquisition
General Information [Line Items]
Consideration received				$ 14,530,000
Deposit paid							$ 1,000,000.0
Cash consideration												$ 7,500,000
Business Combination | Lifezone Holdings Limited
General Information [Line Items]
Equity interest (as a percent)									100.00%
Ordinary shares | Sponsor
General Information [Line Items]
Shares issued (in shares) | shares					1,725,000